Initial Public Offering (Details Narrative) - $ / shares	1 Months Ended
	Jun. 22, 2018	Sep. 30, 2020	Dec. 31, 2019
Sale of units per share		$ 10.57	$ 10.20
Initial Public Offering [Member]
Sale of units in initial public offering	15,525,000
Sale of units per share	$ 10.00
Warrants exercise price share	$ 11.50